Financial Risks - Summary of Credit Quality of Gross Positions of Reinsurance Assets (Detail) - Carrying value [member] - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about credit rating [line items]
Reinsurance contract assets	€ 15,719	€ 16,000
AA [member]
Disclosure of detailed information about credit rating [line items]
Reinsurance contract assets	1,087	1,245
A [member]
Disclosure of detailed information about credit rating [line items]
Reinsurance contract assets	14,041	14,089
Below A [member]
Disclosure of detailed information about credit rating [line items]
Reinsurance contract assets	3	4
Not rated [member]
Disclosure of detailed information about credit rating [line items]
Reinsurance contract assets	€ 587	€ 662